Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Cash provided by (used in) Operating activities:
Net income (loss) for the year	$ (4,367,955)	$ (5,536,595)	$ 1,867,274
Items not involving cash:
Depreciation	54,636	62,967	65,788
Foreign exchange gain	(10,987)	(31,699)	(167,297)
Other income	0	0	(3,060,707)
Stock-based compensation expense	291,893	669,952	658,991
Changes in non-cash working capital:
Accounts receivable	151,658	(212,005)	4,567
Tax credit recoverable	(201,020)	0	0
Prepaid expenses	(1,720)	(11,479)	(17,591)
Accounts payable	(51,952)	74,286	(5,278)
Accrued liabilities	50,152	(258,982)	266,738
Deferred revenue	(150,633)	239,416	(88,833)
Cash used in operations	(4,235,927)	(5,004,139)	(476,348)
Financing activities:
Issue of common shares for cash	0	0	128,604
Cash provided by financing activities	0	0	128,604
Investing activities:
Purchase of property and equipment	(9,769)	(89,285)	(28,645)
Cash used in investing activities	(9,769)	(89,285)	(28,645)
Foreign exchange gain on cash held in foreign currency	10,987	31,699	167,297
Net decrease in cash and cash equivalents	(4,234,709)	(5,061,725)	(209,092)
Cash and cash equivalents, beginning of year	7,397,025	12,458,750	12,667,842
Cash and cash equivalents, end of year	3,162,316	7,397,025	12,458,750
Supplemental cash flow information:
Interest received	19,568	22,169	57,277
Supplemental disclosure relating to non-cash financing and investing activities:
Issuance of shares to employees and Board (note 7)	58,687	265,663	284,750
Cash and cash equivalents is comprised of:
Cash	506,808	253,715	443,684
Cash equivalents	2,655,508	7,143,310	12,015,066
Cash and cash equivalents	$ 3,162,316	$ 7,397,025	$ 12,458,750